Description of Business and Liquidity - Additional Information (Detail)		9 Months Ended
	Dec. 18, 2019 shares	Dec. 31, 2019 USD ($) shares	Dec. 17, 2019	Mar. 31, 2019 USD ($)
Cash | $		$ 123,530,132		$ 6,985,089
Accumulated deficit | $		$ (70,674,709)		$ (24,837,873)
Series A Preferred Stock [Member]
Number of shares issued in business combination	10,000	10,000
Roivant Sciences Ltd. (RSL) [Member] | Series A Preferred Stock [Member]
Number of shares issued in business combination	10,000
Immunovant Sciences Ltd [Member]
Percentage of business acquisition	100.00%
Number of shares issued in business combination	42,080,376
Shares exchange ratio	0.48906624	0.48906624
Immunovant Sciences Ltd [Member] | Sellers [Member]
Ownership percentage			100.00%